Related Party Balances and Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Due to Related Parties

Due from (to) related parties consist of the following:

		As of December 31, 2024	As of June 30, 2025
		HKD	HKD	US$
Prepayment to NCH	Common controlled by Ms. Siu	—	13,535,250	1,724,259
Due to NCH	Common controlled by Ms. Siu	(638,243)	—	—

Due to related parties consist of the following:

		As of December 31,
	Relationship	2023	2024	2024
		HKD	HKD	US$
Due to Ms. Siu	Controlling Shareholder	(59,106)	—	—
Due to NCH	Common controlled by Ms. Siu	(34,184,138)	(638,243)	(82,167)

Schedule of Related Party Transactions and Balances

In addition to the transactions and balances detailed elsewhere in these unaudited interim condensed consolidated financial statements, we also had the following transactions with related parties:

	For the six months ended June 30,
	2024	2025	2025
	HKD	HKD	US$
Agency income received by Neo-Concept UK from NCH	2,361,596	1,248,117	158,998
Purchase of apparel products from NCH	3,504,012	5,385,166	686,017
Rental expense paid to NCH	360,000	360,000	45,860

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, we also had the following transactions with related parties:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Agency income received by Neo-Concept UK from NCH	2,662,034	1,170,664	150,709
Purchase of apparel products from NCH	34,213,521	7,915,189	1,018,987
Purchase of intangible assets from NCH	—	15,023,180	1,934,057
Rental expense paid to NCH	720,000	720,000	92,692